INCOME TAXES - Components of the income tax expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
INCOME TAXES
Current	$ 131,433	$ 482,976	$ 446,769
Deferred			43,186
Total	$ 131,433	$ 482,976	$ 489,955